THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.0%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 6.3%
L3Harris Technologies	48,000	$10,045,920
Raytheon Technologies	120,000	10,822,800

		20,868,720

AIR FREIGHT & LOGISTICS — 3.1%
United Parcel Service, Cl B	50,000	10,110,500

BANKS — 6.3%
JPMorgan Chase	70,000	10,402,000
US Bancorp	180,000	10,474,200

		20,876,200

BEVERAGES — 2.5%
Constellation Brands, Cl A	35,000	8,321,250

CAPITAL MARKETS — 7.2%
Charles Schwab	84,000	7,366,800
Goldman Sachs Group	25,000	8,867,000
KKR, Cl A	105,000	7,471,800

		23,705,600

CHEMICALS — 3.3%
Corteva	225,000	10,818,000

COMMUNICATION EQUIPMENT — 2.8%
Motorola Solutions	40,000	9,277,600

CONSUMER FINANCE — 2.0%
American Express	38,000	6,833,160

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.0%
TE Connectivity	46,000	6,578,460

FOOD, BEVERAGE & TOBACCO — 3.2%
Sysco	135,000	10,550,250

HEALTH CARE EQUIPMENT & SERVICES — 2.0%
Medtronic	65,000	6,726,850

HEALTH CARE PROVIDERS & SERVICES — 6.4%
Centene *	140,000	10,886,400
Humana	26,000	10,205,000

		21,091,400

HOTELS, RESTAURANTS & LEISURE — 1.6%
Penn National Gaming *	120,000	5,473,200

HOUSEHOLD PRODUCTS — 3.0%
Colgate-Palmolive	120,000	9,894,000

INSURANCE — 6.8%
Chubb	58,000	11,442,240
Principal Financial Group	150,000	10,959,000

		22,401,240

INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Cl A *	3,750	10,147,763

INTERNET & DIRECT MARKETING RETAIL — 3.2%
Amazon.com *	3,500	10,470,145

IT SERVICES — 6.6%
Fiserv *	105,000	11,098,500
Mastercard, Cl A	28,000	10,818,640

		21,917,140

MULTI-UTILITIES — 3.1%
Sempra Energy	75,000	10,362,000

PHARMACEUTICALS — 3.1%
Bristol-Myers Squibb	155,000	10,057,950

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Welltower	80,000	$6,930,400

ROAD & RAIL — 6.3%
Uber Technologies *	270,000	10,098,000
Union Pacific	44,000	10,760,200

		20,858,200

SEMI-CONDUCTORS & INSTRUMENTS — 7.7%
Applied Materials	75,000	10,363,500
Marvell Technology	120,000	8,568,000
Skyworks Solutions	43,000	6,300,360

		25,231,860

SOFTWARE — 1.9%
Activision Blizzard	80,000	6,320,800

SPECIALTY RETAIL — 4.4%
Gap	400,000	7,228,000
TJX	100,000	7,197,000

		14,425,000

TOTAL COMMON STOCK
(Cost $240,471,447)		330,247,688

SHORT-TERM INVESTMENT — 0.0%

First American Treasury Obligation Fund 0.013%
(Cost $43,782)	43,782	43,782

TOTAL INVESTMENTS — 100.0%
(Cost $240,515,229)		$330,291,470

Percentages are based on Net Assets of $330,207,347.

*	Non-income producing security.

Cl — Class

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-007-2900

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.8%

	Shares	Value

AEROSPACE & DEFENSE — 2.7%
Mercury Systems *	65,920	$3,752,166

AIR FREIGHT & LOGISTICS — 2.2%
Expeditors International of Washington	27,010	3,092,105

BANKS — 10.8%
BOK Financial	38,605	3,958,943
East West Bancorp	47,905	4,136,117
First Horizon	200,500	3,430,555
Signature Bank NY	12,130	3,695,162

		15,220,777

BIOTECHNOLOGY — 4.8%
Exelixis *	177,475	3,212,297
Incyte *	47,605	3,538,480

		6,750,777

BUILDING PRODUCTS — 2.7%
Builders FirstSource *	56,540	3,844,155

ELECTRICAL EQUIPMENT — 4.5%
GrafTech International	279,100	2,924,968
Hubbell, Cl B	18,625	3,488,276

		6,413,244

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
IPG Photonics *	19,960	3,083,221
Vontier	114,845	3,228,293

		6,311,514

FOOD PRODUCT — 2.7%
Lamb Weston Holdings	59,505	3,820,816

GAS UTILITIES — 2.6%
Atmos Energy	33,955	3,640,655

HEALTH CARE EQUIPMENT & SERVICES — 2.7%
STERIS	16,925	3,797,970

HEALTH CARE PROVIDER & SERVICES — 2.2%
Amedisys *	23,270	3,143,777

HOTELS, RESTAURANTS & LEISURE — 2.3%
Penn National Gaming *	71,955	3,281,868

INSURANCE — 13.3%
American Financial Group	25,785	3,359,270
Arch Capital Group *	96,465	4,468,259
Axis Capital Holdings	61,040	3,478,059
Fidelity National Financial	79,145	3,984,951
Reinsurance Group of America, Cl A	30,975	3,556,859

		18,847,398

IT SERVICES — 10.3%
Amdocs	45,120	3,424,157
Euronet Worldwide *	28,480	3,813,187
Maximus	39,015	3,016,640
WEX *	26,865	4,324,727

		14,578,711

MACHINERY — 4.9%
Lincoln Electric Holdings	27,920	3,569,293
Toro	35,335	3,412,654

		6,981,947

PROFESSIONAL SERVICES — 2.3%
Booz Allen Hamilton Holding, Cl A	42,120	3,231,868

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2022 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 7.1%
Americold Realty Trust	114,445	$3,255,961
National Retail Properties	75,360	3,344,477
VICI Properties	121,410	3,474,754

		10,075,192

SEMI-CONDUCTORS & INSTRUMENTS — 4.6%
ON Semiconductor *	51,815	3,057,085
Qorvo *	25,345	3,479,362

		6,536,447

SOFTWARE — 2.4%
Dolby Laboratories, Cl A	38,200	3,355,870

SPECIALTY RETAIL — 4.7%
Burlington Stores *	15,745	3,730,463
Gap	157,105	2,838,887

		6,569,350

WATER UTILITIES — 2.6%
Essential Utilities	77,215	3,763,459

TOTAL COMMON STOCK
(Cost $121,124,542)		137,010,066

SHORT-TERM INVESTMENT — 2.1%

First American Treasury Obligation Fund 0.013%
(Cost $2,934,518)	2,934,518	2,934,518

TOTAL INVESTMENTS — 98.9%
(Cost $124,059,060)		$139,944,584

Percentages are based on Net Assets of $141,509,057.

*	Non-income producing security.

Cl — Class

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-011-2200

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%

	Shares	Value

AEROSPACE & DEFENSE — 7.9%
BWX Technologies	36,300	$1,615,713
Mercury Systems *	35,300	2,009,276
Parsons *	53,300	1,622,985
RADA Electronic Industries *	208,000	1,996,800

		7,244,774

AIR FREIGHT & LOGISTICS — 1.9%
Forward Air	16,200	1,722,060

AIRLINES — 1.9%
Hawaiian Holdings *	100,500	1,718,550

BANKS — 11.5%
Cathay General Bancorp	47,000	2,122,520
Prosperity Bancshares	28,800	2,109,600
Texas Capital Bancshares *	32,600	2,044,020
United Bankshares	55,400	1,957,282
United Community Banks	64,400	2,279,116

		10,512,538

BIOTECHNOLOGY — 5.0%
Chimerix *	153,000	873,630
Emergent BioSolutions *	42,000	1,965,600
Exelixis *	95,075	1,720,858

		4,560,088

BUILDING PRODUCTS — 1.8%
PGT Innovations *	88,000	1,671,120

CHEMICALS — 2.2%
Cabot	37,400	2,056,626

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Healthcare Services Group	111,000	2,019,090

ELECTRIC UTILITIES — 2.6%
IDACORP	21,200	2,336,664

ELECTRICAL EQUIPMENT — 4.1%
GrafTech International	167,000	1,750,160
Shoals Technologies Group, Cl A *	116,000	1,955,760

		3,705,920

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 1.9%
Advanced Energy Industries	20,000	1,723,600

FOOD PRODUCTS — 1.9%
Hain Celestial Group *	48,000	1,753,440

HEALTH CARE EQUIPMENT & SERVICES — 5.6%
ICU Medical *	7,620	1,625,803
Lantheus Holdings *	72,000	1,829,520
NuVasive *	32,200	1,674,722

		5,130,045

HEALTH CARE PROVIDERS & SERVICES — 8.2%
Apria *	48,300	1,806,903
HealthEquity *	45,000	2,404,800
Innovage Holding *	283,000	1,477,260
US Physical Therapy	18,274	1,768,375

		7,457,338

HEALTH CARE TECHNOLOGY — 1.9%
HealthStream *	71,000	1,728,850

HOTELS, RESTAURANTS & LEISURE — 2.1%
Monarch Casino & Resort *	30,800	1,906,520

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 10.9%
Axis Capital Holdings	39,400	$2,245,012
First American Financial	25,900	1,929,809
James River Group Holdings	58,000	1,642,560
Reinsurance Group of America, Cl A	17,200	1,975,076
RenaissanceRe Holdings	13,500	2,121,795

		9,914,252

IT SERVICES — 2.4%
WNS Holdings ADR *	26,000	2,188,160

PROFESSIONAL SERVICES — 4.2%
Insperity	17,200	1,849,516
ManpowerGroup	19,100	2,003,017

		3,852,533

REAL ESTATE INVESTMENT TRUSTS — 1.9%
NETSTREIT	76,000	1,717,600

SEMI-CONDUCTORS & INSTRUMENTS — 6.3%
Cohu *	62,300	2,054,654
Diodes *	21,200	1,967,148
Rambus *	66,900	1,689,225

		5,711,027

SOFTWARE — 7.1%
Bottomline Technologies DE *	32,100	1,810,119
Cerence *	24,800	1,574,552
Cognyte Software *	118,000	1,280,300
Envestnet *	25,000	1,848,500

		6,513,471

SPECIALTY RETAIL — 1.8%
American Eagle Outfitters	70,500	1,609,515

TOTAL COMMON STOCK
(Cost $82,348,242)		88,753,781

SHORT-TERM INVESTMENT — 3.1%

First American Treasury Obligation Fund 0.013%
(Cost $2,818,626)	2,818,626	2,818,626

TOTAL INVESTMENTS — 100.4%
(Cost $85,166,868)		$91,572,407

Percentages are based on Net Assets of $91,192,968.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-009-2900

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%

	Shares	Value

BELGIUM — 4.8%
KBC Group	247,000	$21,435,149
UCB	205,000	20,413,599

		41,848,748

DENMARK — 2.4%
Carlsberg, Cl B	130,000	21,048,421

FINLAND — 2.3%
Nordea Bank Abp	1,677,000	19,860,782

FRANCE — 13.1%
Air Liquide	111,000	18,997,379
Airbus	166,000	21,222,925
Capgemini	101,000	22,644,444
Cie de Saint-Gobain	276,000	18,669,365
Pernod Ricard	96,000	20,474,150
Worldline *	227,000	10,983,304

		112,991,567

GERMANY — 15.9%
adidas	5,408	1,488,330
Covestro	354,000	21,275,909
Deutsche Post	351,000	21,088,685
Fresenius Medical Care & KGaA	347,000	23,542,363
Merck KGaA	100,000	21,864,898
SAP	207,000	25,886,344
Siemens	136,000	21,570,351

		136,716,880

HONG KONG — 2.3%
AIA Group	1,931,000	20,185,119

JAPAN — 9.2%
FANUC	96,000	19,090,747
Hitachi	357,000	18,627,361
Murata Manufacturing	247,000	18,643,724
Sony Group	202,000	22,849,283

		79,211,115

NETHERLANDS — 2.4%
Koninklijke Philips	613,000	20,321,232

SINGAPORE — 2.6%
DBS Group Holdings	842,000	22,126,949

SPAIN — 7.7%
Aena SME ADR *	1,080,000	17,506,800
Amadeus IT Group	377,000	25,881,502
Iberdrola	1,977,000	22,678,302

		66,066,604

SWITZERLAND — 5.6%
Julius Baer Group	69,939	4,561,014
Roche Holding	60,000	23,252,186
Zurich Insurance Group	42,000	20,076,163

		47,889,363

TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing ADR	174,000	21,337,620

UNITED KINGDOM — 25.7%
BAE Systems	2,696,000	20,995,539
Barclays	7,578,000	20,201,292
Bunzl	666,000	24,893,599
Compass Group	1,109,000	25,179,321
Entain	1,119,000	24,111,720
Intertek Group	304,000	21,999,147
London Stock Exchange Group	207,000	20,204,199

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Reckitt Benckiser Group	264,000	$21,421,657
Smith & Nephew ADR	639,000	21,636,540
SSE	989,000	21,137,600

		221,780,614

UNITED STATES — 1.6%
Liberty Media -Liberty Formula One, Cl C *	227,000	13,672,210

TOTAL COMMON STOCK (Cost $722,701,530)		845,057,224

SHORT-TERM INVESTMENT — 0.3%

First American Treasury Obligation Fund 0.013% (Cost $2,711,565)	2,711,565	2,711,565

TOTAL INVESTMENTS — 98.4% (Cost $725,413,095)		$847,768,789

Percentages are based on Net Assets of $861,510,604.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$—	$41,848,748	$—	$41,848,748
Denmark	—	21,048,421	—	21,048,421
Finland	—	19,860,782	—	19,860,782
France	—	112,991,567	—	112,991,567
Germany	—	136,716,880	—	136,716,880
Hong Kong	—	20,185,119	—	20,185,119
Japan	—	79,211,115	—	79,211,115
Netherlands	—	20,321,232	—	20,321,232
Singapore	—	22,126,949	—	22,126,949
Spain	17,506,800	48,559,804	—	66,066,604
Switzerland	—	47,889,363	—	47,889,363
Taiwan	21,337,620	—	—	21,337,620
United Kingdom	21,636,540	200,144,074	—	221,780,614
United States	13,672,210	—	—	13,672,210

Total Common Stock	74,153,170	770,904,054	—	845,057,224

Short-Term Investment
United States	2,711,565	—	—	2,711,565

Total Investments in Securities	$76,864,735	$770,904,054	$—	$847,768,789

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-008-2900

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.8%

	Shares	Value

BELGIUM — 2.0%
bpost *	199,000	$1,466,501

DENMARK — 2.4%
GN Store Nord	28,517	1,724,929

FINLAND — 4.1%
Enento Group	40,000	1,444,112
Nokian Renkaat	44,692	1,511,245

		2,955,357

FRANCE — 13.0%
Eurazeo	23,569	1,872,745
Euronext	20,924	2,008,100
Remy Cointreau	8,800	1,832,263
Virbac	6,000	2,406,279
Wendel	12,000	1,300,237

		9,419,624

GERMANY — 15.5%
Brenntag	19,101	1,634,858
flatexDEGIRO *	78,000	1,499,788
Gerresheimer	18,648	1,670,868
KION Group	17,716	1,637,718
Rheinmetall	17,588	1,837,905
Scout24	26,614	1,581,658
Stabilus	20,209	1,359,232

		11,222,027

INDIA — 2.4%
WNS Holdings ADR *	21,000	1,767,360

ITALY — 4.6%
Azimut Holding	64,384	1,728,376
Buzzi Unicem	78,327	1,634,510

		3,362,886

JAPAN — 10.6%
Daito Trust Construction	14,000	1,607,913
Kakaku.com	62,500	1,295,418
MatsukiyoCocokara	47,500	1,630,995
Ryohin Keikaku	84,700	1,217,208
Taiyo Yuden	39,800	1,945,959

		7,697,493

LUXEMBOURG — 2.8%
L’Occitane International	507,600	2,003,106

MEXICO — 2.1%
Coca-Cola Femsa ADR	29,243	1,544,615

NETHERLANDS — 2.3%
Aalberts	27,000	1,650,542

NORWAY — 7.7%
Bakkafrost P	26,000	1,793,786
Schibsted	57,269	1,694,454
Volue *	345,500	2,067,902

		5,556,142

SPAIN — 1.9%
Almirall	110,019	1,418,201

SWITZERLAND — 3.9%
COSMO Pharmaceuticals *	18,810	1,163,114
Softwareone Holding	85,000	1,676,898

		2,840,012

UNITED KINGDOM — 23.5%
B&M European Value Retail	235,000	1,807,641

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Biffa	446,000	$2,052,985
Britvic	123,225	1,523,718
Electrocomponents	144,591	2,180,880
Greggs	46,356	1,684,132
Hargreaves Lansdown	73,081	1,324,101
Moonpig Group *	349,000	1,453,901
Rotork	346,413	1,583,790
Tate & Lyle	184,877	1,764,597
Virgin Money UK	665,000	1,712,023

		17,087,768

TOTAL COMMON STOCK (Cost $ 59,850,294)		71,716,563

SHORT-TERM INVESTMENT — 1.4%

First American Treasury Obligation Fund 0.013% (Cost $ 1,007,606)	1,007,606	1,007,606

TOTAL INVESTMENTS — 100.2% (Cost $ 60,857,900)		$72,724,169

Percentages are based on Net Assets of $ 72,554,419.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Belgium	$—	$1,466,501	$—	$1,466,501
Denmark	—	1,724,929	—	1,724,929
Finland	—	2,955,357	—	2,955,357
France	—	9,419,624	—	9,419,624
Germany	—	11,222,027	—	11,222,027
India	1,767,360	—	—	1,767,360
Italy	—	3,362,886	—	3,362,886
Japan	—	7,697,493	—	7,697,493
Luxembourg	—	2,003,106	—	2,003,106
Mexico	1,544,615	—	—	1,544,615
Netherlands	—	1,650,542	—	1,650,542
Norway	—	5,556,142	—	5,556,142
Spain	—	1,418,201	—	1,418,201
Switzerland	—	2,840,012	—	2,840,012
United Kingdom	—	17,087,768	—	17,087,768

Total Common Stock	3,311,975	68,404,588	—	71,716,563

Short-Term Investment
United States	1,007,606	—	—	1,007,606

Total Investments in Securities	$4,319,581	$68,404,588	$—	$72,724,169

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-013-1500

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JANUARY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.9%

	Shares	Value

BELGIUM — 1.9%
KBC Group ADR	4,220	$183,401

FRANCE — 5.7%
Airbus ADR	6,106	193,377
Capgemini ADR	3,946	176,268
Pernod Ricard ADR	4,269	182,841

		552,486

GERMANY — 7.5%
adidas ADR	1,341	183,087
Deutsche Post ADR	2,968	177,961
Merck KGaA ADR	4,218	184,622
SAP ADR	1,413	176,922

		722,592

HONG KONG — 2.4%
AIA Group ADR	5,420	229,862

JAPAN — 4.1%
Murata Manufacturing ADR	9,629	180,833
Sony Group ADR	1,947	217,402

		398,235

NETHERLANDS — 1.8%
Koninklijke Philips ADR	5,268	175,319

SPAIN — 4.1%
Amadeus IT Group ADR *	2,775	190,532
Iberdrola ADR	4,474	205,088

		395,620

SWITZERLAND — 2.1%
Roche Holding ADR	4,264	207,188

TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing ADR	1,740	213,376

UNITED KINGDOM — 10.4%
Entain ADR *	9,000	194,760
London Stock Exchange Group ADR	9,224	228,755
Reckitt Benckiser Group ADR	12,001	197,897
Smith & Nephew ADR	5,587	189,176
SSE ADR	8,975	195,206

		1,005,794

UNITED STATES — 54.7%
Alphabet *	90	243,546
Amazon.com *	85	254,275
American Express	1,054	189,530
Booz Allen Hamilton Holding	2,462	188,909
Burlington Stores *	724	171,537
Charles Schwab	2,479	217,408
Chubb	936	184,654
Colgate-Palmolive	2,918	240,589
Constellation Brands	921	218,968
Corteva	4,527	217,658
Expeditors International of Washington	1,593	182,367
Fiserv *	2,020	213,514
Humana	496	194,680
JPMorgan Chase	1,169	173,713
KKR	2,747	195,477
L3Harris Technologies	888	185,849
Liberty Media -Liberty Formula One Cl, C *	3,257	196,169
Marvell Technology	2,554	182,356
Mastercard	666	257,329
Medtronic	1,836	190,008
Motorola Solutions	800	185,552

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JANUARY 31, 2022 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Skyworks Solutions	1,231	$180,366
Sysco	2,380	185,997
TE Connectivity	1,276	182,481
Uber Technologies *	6,239	233,339
Union Pacific	942	230,366

		5,296,637

TOTAL COMMON STOCK (Cost $7,530,967)		9,380,510

SHORT-TERM INVESTMENT — 2.7%

First American Treasury Obligation Fund 0.013% (Cost $261,992)	261,992	261,992

TOTAL INVESTMENTS — 99.6% (Cost $7,792,959)		$ 9,642,502

Percentages are based on Net Assets of $9,679,031.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-012-2100

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JANUARY 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.3%

	Shares	Value

FRANCE — 4.9%
Airbus ADR	80,000	$2,533,600

GERMANY — 7.7%
Adidas ADR	10,000	1,365,300
SAP ADR	21,000	2,629,410

		3,994,710

NETHERLANDS — 3.7%
ING Groep ADR	130,000	1,924,000

SPAIN — 6.7%
Aena SME ADR *	110,000	1,783,100
Amadeus IT Group ADR *	25,000	1,716,500

		3,499,600

UNITED KINGDOM — 13.9%
BAE Systems ADR	60,000	1,894,800
Barclays ADR	140,000	1,524,600
Entain ADR *	105,000	2,272,200
Tate & Lyle ADR	40,000	1,524,400

		7,216,000

UNITED STATES — 61.4%
Air Lease	64,000	2,547,840
Alphabet *	650	1,758,945
Applied Materials	12,000	1,658,160
Centene *	20,000	1,555,200
Corteva	40,000	1,923,200
Fiserv *	22,000	2,325,400
Gap	135,000	2,439,450
Goldman Sachs Group	4,000	1,418,720
GrafTech International	245,000	2,567,600
Liberty Media -Liberty Formula One Cl, C *	27,000	1,626,210
Marvell Technology	20,000	1,428,000
Motorola Solutions	7,000	1,623,580
Principal Financial Group	30,000	2,191,800
Raytheon Technologies	25,000	2,254,750
Sysco	25,000	1,953,750
Uber Technologies *	70,000	2,618,000

		31,890,605

TOTAL COMMON STOCK (Cost $43,551,454)		51,058,515

SHORT-TERM INVESTMENT — 0.1%

First American Treasury Obligation Fund 0.013% (Cost $41,126)	41,126	41,126

TOTAL INVESTMENTS — 98.4% (Cost $43,592,580)		$ 51,099,641

Percentages are based on Net Assets of $51,937,796.

*	Non-income producing security.

ADR — American Depositary Receipt

As of January 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

CMB-QH-010-2900

1